UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2013

*	This Form N-Q pertains to the following series of the Registrant: MFS Commodity Strategy Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2013

MFS® COMMODITY STRATEGY FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 63.4%
Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.024%, 2013	$860,000	$860,356

Asset-Backed & Securitized - 6.4%
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019 (z)	$157,193	$154,443
ARI Fleet Lease Trust, “A”, FRN, 0.741%, 2020 (n)	756,320	757,142
ARI Fleet Lease Trust, “A”, FRN, 0.491%, 2021 (n)	802,039	800,583
Babson Ltd., CLO, “A1”, FRN, 0.516%, 2019 (z)	254,767	252,073
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	72,243	71,882
Cent CDO XI Ltd., “A1”, FRN, 0.525%, 2019 (n)	720,609	707,201
Chesapeake Funding LLC, “A”, FRN, 1.941%, 2021 (z)	39,151	39,235
Chesapeake Funding LLC, “A”, FRN, 0.944%, 2023 (z)	993,343	996,369
Chesapeake Funding LLC, “A”, FRN, 0.644%, 2025 (n)	1,450,000	1,449,826
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	800,000	882,208
CNH Equipment Trust, “A2”, 0.45%, 2016	990,000	989,133
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	250,000	252,634
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.761%, 2039	582,396	649,935
Ford Credit Auto Owner Trust, “A2”, 0.4%, 2015	718,947	718,732
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.541%, 2016	790,000	791,134
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.791%, 2015	634,000	634,333
GE Equipment Small Ticket LLC, “A2”, 0.73%, 2016 (z)	920,000	919,138
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	94,131	94,147
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	740,000	744,721
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	1,290,000	1,289,226
Home Loan Servicing Solutions Ltd., 1.34%, 2043 (n)	320,000	320,288
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 2016	1,360,000	1,359,996
Hyundai Auto Lease Securitization Trust 2013, “A2” , 0.51%, 2015 (z)	1,200,000	1,198,536
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	169,820	170,075
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	795,000	882,852
Kingsland III Ltd., “A1”, CDO, FRN, 0.488%, 2021 (z)	628,814	618,302
Mercedes Benz Master Owner Trust, FRN, 0.461%, 2016 (n)	1,200,000	1,195,598
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.491%, 2018	1,300,000	1,296,003
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	304,089	303,976
Race Point CLO Ltd., “A1A”, FRN, 0.474%, 2021 (n)	1,100,000	1,081,347
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	138,989	139,030
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	681,277	681,094
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 2016	580,000	579,803
Smart Trust, “A2B”, FRN, 0.741%, 2014 (n)	202,181	202,199
Smart Trust, “A2B”, FRN, 0.521%, 2015 (n)	753,672	754,011
Smart Trust, “A2B”, FRN, 0.441%, 2015	730,000	728,284
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	2,550,000	2,546,634
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051	592,664	606,038

		$27,858,160
Automotive - 2.7%
American Honda Finance Corp., 1.6%, 2018 (n)	$388,000	$381,123
American Honda Finance Corp., 1.625%, 2013 (n)	700,000	701,115
American Honda Finance Corp., 1.85%, 2014 (n)	460,000	465,855
American Honda Finance Corp., 1%, 2015 (n)	810,000	812,928
American Honda Finance Corp., FRN, 0.493%, 2014 (n)	570,000	571,065
American Honda Finance Corp., FRN, 0.647%, 2016 (z)	700,000	699,710
Daimler Finance North America LLC, 1%, 2016 (z)	480,000	480,424
Daimler Finance North America LLC, 2.4%, 2017 (n)	520,000	527,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Daimler Finance North America LLC, FRN, 0.869%, 2015 (n)	$1,200,000	$1,203,948
Daimler Finance North America LLC, FRN, 1.472%, 2013 (n)	560,000	560,575
Daimler Finance North America LLC, FRN, 0.885%, 2014 (n)	640,000	641,476
Ford Motor Credit Co. LLC, 4.207%, 2016	360,000	379,416
Harley-Davidson Financial Services, 3.875%, 2016 (n)	570,000	604,748
Hyundai Capital America, 1.625%, 2015 (n)	710,000	709,187
RCI Banque S.A., FRN, 2.139%, 2014 (n)	750,000	752,681
Toyota Motor Credit Corp., 3.2%, 2015	600,000	628,237
Volkswagen International Finance N.V., FRN, 1.021%, 2014 (n)	1,100,000	1,103,619
Volkswagen International Finance N.V., FRN, 0.874%, 2014 (n)	500,000	501,745

		$11,725,354
Banks & Diversified Financials (Covered Bonds) - 1.6%
Australia & New Zealand Banking Group, FRN, 0.88%, 2015 (n)	$310,000	$312,484
BNP Paribas Home Loan, 2.2%, 2015 (n)	1,000,000	1,025,000
Commonwealth Bank of Australia, 0.75%, 2016 (n)	840,000	835,716
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	1,000,000	969,900
DnB Nor Boligkreditt A.S., 2.1%, 2015 (n)	700,000	718,620
National Bank of Canada, 2.2%, 2016 (n)	1,060,000	1,094,452
Norddeutsche Landesbank, 0.875%, 2015 (n)	400,000	399,960
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	750,000	779,100
Stadshypotek AB, FRN, 0.825%, 2013 (n)	800,000	800,617

		$6,935,849
Broadcasting - 0.4%
Vivendi S.A., 2.4%, 2015 (n)	$680,000	$693,657
WPP Finance, 8%, 2014	880,000	945,742

		$1,639,399
Brokerage & Asset Managers - 0.3%
BlackRock, Inc., 3.5%, 2014	$750,000	$779,458
BlackRock, Inc., 1.375%, 2015	500,000	506,930
Franklin Resources, Inc., 1.375%, 2017	182,000	179,081

		$1,465,469
Cable TV - 0.7%
Comcast Corp., 5.3%, 2014	$600,000	$612,444
DIRECTV Holdings LLC, 4.75%, 2014	500,000	522,318
DIRECTV Holdings LLC, 2.4%, 2017	520,000	524,104
NBCUniversal Enterprise Co., FRN, 0.805%, 2016 (n)	870,000	872,040
NBCUniversal Media LLC, 2.1%, 2014	400,000	404,388

		$2,935,294
Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	$720,000	$745,060

Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$724,286

Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.523%, 2018	$910,000	$909,148

Conglomerates - 0.7%
ABB Finance (USA), Inc., 1.625%, 2017	$495,000	$493,986
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	843,000	872,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - continued
General Electric Co., 0.85%, 2015	$450,000	$450,203
Pentair Finance S.A., 1.35%, 2015	650,000	653,282
United Technologies Corp., FRN, 0.774%, 2015	460,000	463,157

		$2,933,248
Consumer Products - 0.7%
Avon Products, Inc., 2.375%, 2016	$270,000	$272,935
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	530,000	525,389
Mattel, Inc., 1.7%, 2018	226,000	222,131
Mattel, Inc., 2.5%, 2016	400,000	414,454
Newell Rubbermaid, Inc., 2%, 2015	600,000	609,262
Newell Rubbermaid, Inc., 2.05%, 2017	426,000	420,231
Phillips Electronics N.V., 7.25%, 2013	600,000	601,010

		$3,065,412
Consumer Services - 0.3%
eBay, Inc., 1.35%, 2017	$507,000	$502,725
Experian Finance PLC, 2.375%, 2017 (n)	462,000	457,338
Western Union Co., 2.375%, 2015	330,000	336,487

		$1,296,550
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$619,104

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 2018	$240,000	$240,289

Electronics - 0.7%
Applied Materials, Inc., 2.65%, 2016	$750,000	$777,576
Broadcom Corp., 1.5%, 2013	600,000	601,358
Intel Corp., 1.35%, 2017	1,052,000	1,033,040
Tyco Electronics Group S.A., 1.6%, 2015	500,000	505,118

		$2,917,092
Emerging Market Quasi-Sovereign - 1.0%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$101,000	$102,515
CNOOC Finance (2013) Ltd., 1.125%, 2016	730,000	725,843
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	580,000	602,861
Gaz Capital S.A., 4.95%, 2016 (n)	205,000	215,250
Korea Development Bank, 1%, 2016	710,000	697,906
Korea Gas Corp., 2.25%, 2017 (n)	440,000	434,694
Petrobras International Finance Co., 3.875%, 2016	735,000	758,316
Rosneft, 3.149%, 2017 (n)	394,000	389,568
State Grid International Development Co. Ltd., 1.75%, 2018 (z)	567,000	546,851

		$4,473,804
Emerging Market Sovereign - 0.3%
Russian Federation, 3.25%, 2017 (n)	$800,000	$827,304
State of Qatar, 5.15%, 2014 (n)	600,000	617,250

		$1,444,554
Energy - Independent - 0.4%
Encana Corp., 5.9%, 2017	$585,000	$672,163
Encana Holdings Finance Corp., 5.8%, 2014	550,000	570,128
Hess Corp., 7%, 2014	503,000	518,635

		$1,760,926

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 1.6%
BG Energy Capital PLC, 2.875%, 2016 (n)	$970,000	$1,016,223
BP Capital Markets PLC, 3.125%, 2015	600,000	628,973
BP Capital Markets PLC, 0.7%, 2015	650,000	648,278
Cenovus Energy, Inc., 4.5%, 2014	500,000	520,483
Chevron Corp., 0.889%, 2016	370,000	370,983
Chevron Corp., 1.104%, 2017	567,000	555,941
Husky Energy, Inc., 5.9%, 2014	600,000	626,141
Petro-Canada Financial Partnership, 5%, 2014	580,000	609,687
Shell International Finance B.V., 1.125%, 2017	550,000	542,549
Total Capital Canada Ltd., FRN, 0.648%, 2016	160,000	161,062
Total Capital International S.A., 1.5%, 2017	600,000	599,700
TOTAL S.A., 3%, 2015	520,000	543,380

		$6,823,400
Entertainment - 0.4%
Viacom, Inc., 1.25%, 2015	$800,000	$803,846
Walt Disney Co., 0.45%, 2015	800,000	797,992

		$1,601,838
Financial Institutions - 1.0%
General Electric Capital Corp., 1.875%, 2013	$540,000	$540,951
General Electric Capital Corp., 2.15%, 2015	1,000,000	1,020,865
General Electric Capital Corp., FRN, 1.12%, 2014	300,000	301,094
General Electric Capital Corp., FRN, 0.875%, 2015	410,000	413,176
General Electric Capital Corp., FRN, 0.87%, 2016	580,000	581,716
LeasePlan Corp. N.V., 3%, 2017 (n)	540,000	540,648
LeasePlan Corp. N.V., 2.5%, 2018 (z)	405,000	392,669
NYSE Euronext, 2%, 2017	486,000	485,584

		$4,276,703
Food & Beverages - 3.5%
Anheuser-Busch InBev S.A., 3.625%, 2015	$200,000	$209,978
Anheuser-Busch InBev S.A., 0.8%, 2016	520,000	520,055
Anheuser-Busch InBev S.A., 1.375%, 2017	890,000	882,668
Cadbury Schweppes U.S. Finance, 5.125%, 2013	700,000	704,775
Campbell Soup Co., FRN, 0.574%, 2014	730,000	730,936
Coca Cola Co., 0.75%, 2013	700,000	700,564
Coca-Cola Co., 1.15%, 2018	470,000	459,689
Conagra Foods, Inc., 5.875%, 2014	600,000	621,470
Conagra Foods, Inc., 1.3%, 2016	530,000	531,498
Diageo Capital PLC, 7.375%, 2014	430,000	443,029
Diageo Capital PLC, 1.5%, 2017	850,000	846,243
General Mills, Inc., 5.25%, 2013	600,000	600,793
General Mills, Inc., 5.2%, 2015	200,000	214,411
General Mills, Inc., FRN , 0.563%, 2016	430,000	429,788
Heineken N.V., 0.8%, 2015 (n)	440,000	438,137
Ingredion, Inc., 3.2%, 2015	170,000	177,107
Ingredion, Inc., 1.8%, 2017	314,000	309,162
Kellogg Co., 4.45%, 2016	320,000	349,063
Kraft Foods Group, Inc. , 1.625%, 2015	920,000	935,299
Miller Brewing Co., 5.5%, 2013 (n)	600,000	600,821
Molson Coors Brewing Co., 2%, 2017	960,000	963,741
PepsiAmericas, Inc., 4.375%, 2014	700,000	714,433
PepsiCo, Inc., 2.5%, 2016	970,000	1,009,408
Pernod-Ricard S.A., 2.95%, 2017 (n)	800,000	819,760

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
SABMiller Holdings, Inc., 1.85%, 2015 (n)	$420,000	$425,962
SABMiller Holdings, Inc., 2.45%, 2017 (n)	600,000	615,181

		$15,253,971
Food & Drug Stores - 0.3%
CVS Caremark Corp., 3.25%, 2015	$600,000	$625,807
Walgreen Co., 1%, 2015	650,000	652,807

		$1,278,614
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 2017	$580,000	$591,568

Industrial - 0.1%
Cornell University, 4.35%, 2014	$465,000	$473,526

Insurance - 1.9%
Aflac, Inc., 3.45%, 2015	$700,000	$735,657
American International Group, Inc., 3.65%, 2014	280,000	283,776
American International Group, Inc., 3%, 2015	730,000	753,278
American International Group, Inc., 5.85%, 2018	512,000	582,806
ING U.S., Inc., 2.9%, 2018 (n)	423,000	421,907
Lincoln National Corp., 4.3%, 2015	250,000	265,082
MassMutual Global Funding, FRN, 0.776%, 2013 (n)	600,000	600,472
MetLife Institutional Funding II LLC, FRN, 0.64%, 2015 (n)	480,000	481,601
MetLife, Inc., 1.756%, 2017	178,000	176,328
MetLife, Inc., FRN, 1.523%, 2013	1,390,000	1,390,047
Metropolitan Life Global Funding I, 0.797%, 2016 (z)	980,000	979,725
New York Life Global Funding, 1.3%, 2015 (n)	1,450,000	1,463,472

		$8,134,151
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 2017	$100,000	$97,632
WellPoint, Inc., 5%, 2014	740,000	781,371
Wellpoint, Inc., 1.25%, 2015	20,000	20,141

		$899,144
Insurance - Property & Casualty - 0.8%
ACE Ltd., 2.6%, 2015	$550,000	$573,041
Aon Corp., 3.5%, 2015	600,000	629,774
AXIS Capital Holdings Ltd., 5.75%, 2014	800,000	846,623
Berkshire Hathaway, Inc., FRN, 0.975%, 2014	870,000	875,444
QBE Insurance Group Ltd., 2.4%, 2018 (n)	543,000	527,261

		$3,452,143
International Market Quasi-Sovereign - 3.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$304,000	$314,974
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	1,150,000	1,130,862
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	1,200,000	1,233,506
Electricite de France PLC, 5.5%, 2014 (n)	750,000	766,845
FMS Wertmanagement, 0.625%, 2016	1,020,000	1,017,530
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,274,438
KfW Bankengruppe, 0.5%, 2015	1,250,000	1,250,843
Kommunalbanken A.S., 1%, 2014 (n)	300,000	301,753
Kommunalbanken A.S., 0.375%, 2015 (n)	580,000	579,670
Kommunalbanken A.S., 1.75%, 2015 (n)	1,200,000	1,228,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Kommunalbanken A.S., 1%, 2018 (n)	$330,000	$317,962
Kommunalbanken A.S., FRN, 0.396%, 2016 (n)	160,000	160,154
Kreditanstalt für Wiederaufbau, FRN, 0.241%, 2015	850,000	850,009
Municipality Finance PLC, 2.375%, 2016	1,180,000	1,229,324
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	700,000	705,319
Nederlandse Waterschapsbank N.V., 0.75%, 2016 (z)	230,000	229,344
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,400,000	1,431,517
Statoil A.S.A., 2.9%, 2014	700,000	719,989
Statoil A.S.A., 1.8%, 2016	350,000	359,923
Statoil A.S.A., FRN, 0.565%, 2018	852,000	853,611

		$15,955,893
International Market Sovereign - 1.8%
Kingdom of Denmark, 0.375%, 2016 (n)	$1,070,000	$1,060,584
Kingdom of Sweden, 1%, 2018 (z)	1,100,000	1,076,570
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	3,200,000	3,171,328
Republic of Finland, 1.25%, 2015 (n)	1,300,000	1,320,280
Republic of Iceland, 4.875%, 2016 (n)	1,037,000	1,086,258

		$7,715,020
Local Authorities - 0.6%
Province of Ontario, 4.5%, 2015	$1,000,000	$1,059,670
Province of Ontario, 1.1%, 2017	1,110,000	1,089,909
State of Illinois, 4.961%, 2016	620,000	658,570

		$2,808,149
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 2015	$570,000	$574,532

Major Banks - 6.8%
ABN AMRO Bank N.V., 1.375%, 2016 (n)	$1,000,000	$998,000
ABN AMRO Bank N.V., FRN, 2.035%, 2014 (n)	800,000	805,640
ANZ National (International) Ltd., FRN, 1.272%, 2013 (n)	870,000	873,088
Bank of Montreal, 1.45%, 2018	3,010,000	2,925,702
Bank of Nova Scotia, FRN, 0.673%, 2016	1,420,000	1,419,289
Bank of Nova Scotia, FRN, 0.787%, 2016	420,000	420,370
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	700,000	700,699
BNP Paribas, FRN, 1.168%, 2014	680,000	681,796
Canadian Imperial Bank of Commerce, FRN, 0.786%, 2016	840,000	840,498
Commonwealth Bank of Australia, 3.75%, 2014 (n)	600,000	622,831
DBS Bank Ltd., 2.35%, 2017 (n)	770,000	781,332
DNB Bank A.S.A., 3.2%, 2017 (z)	1,135,000	1,182,239
HSBC Bank PLC, 3.1%, 2016 (n)	310,000	325,637
HSBC Bank PLC, FRN, 0.915%, 2018 (z)	994,000	993,537
HSBC USA, Inc., 2.375%, 2015	350,000	358,437
HSBC USA, Inc., 1.625%, 2018	170,000	166,154
ING Bank N.V., 3.75%, 2017 (n)	424,000	444,888
ING Bank N.V., FRN, 1.224%, 2016 (n)	540,000	541,245
ING Bank N.V., FRN, 1.586%, 2013 (n)	750,000	752,233
ING Bank N.V., FRN, 1.912%, 2015 (n)	560,000	570,373
KeyCorp, 3.75%, 2015	650,000	685,844
Macquarie Bank Ltd., 5%, 2017 (n)	1,076,000	1,159,820
National Australia Bank Ltd., 2%, 2015	770,000	786,103
Nordea Bank AB, FRN, 0.735%, 2016 (z)	1,000,000	1,001,102
PNC Bank N.A., FRN, 0.573%, 2016	560,000	558,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland PLC, 2.55%, 2015	$1,050,000	$1,071,824
Royal Bank of Scotland PLC, FRN, 2.694%, 2013	600,000	600,568
Santander International Debt S.A., 2.991%, 2013 (n)	400,000	401,329
Santander U.S. Debt S.A.U., 3.724%, 2015 (z)	400,000	406,338
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	439,001
Standard Chartered PLC, FRN, 1.225%, 2014 (n)	350,000	352,029
State Street Bank & Trust Co., FRN, 0.474%, 2015	678,000	673,306
Sumitomo Mitsui Banking Corp., 1.35%, 2015	740,000	746,446
Wells Fargo & Co., 3.75%, 2014	750,000	776,551
Wells Fargo & Co., 1.25%, 2015	840,000	845,594
Wells Fargo & Co., FRN, 0.793%, 2016	760,000	760,675
Westpac Banking Corp., 0.95%, 2016	1,180,000	1,178,707
Westpac Banking Corp., 2%, 2017	400,000	402,607

		$29,250,776
Medical & Health Technology & Services - 1.3%
Baxter International, Inc., 1.85%, 2017	$390,000	$393,005
Becton, Dickinson & Co., 1.75%, 2016	300,000	305,491
Catholic Health Initiatives, 1.6%, 2017	400,000	391,998
Covidien International Finance S.A., 6%, 2017	401,000	466,596
Covidien International Finance S.A., 1.35%, 2015	650,000	656,681
Express Scripts Holding Co., 2.1%, 2015	1,100,000	1,118,218
McKesson Corp., 0.95%, 2015	740,000	741,721
McKesson Corp., 3.25%, 2016	470,000	496,594
Thermo Fisher Scientific, Inc., 2.25%, 2016	840,000	856,183

		$5,426,487
Metals & Mining - 1.0%
Anglo American Capital, 2.15%, 2013 (n)	$600,000	$601,020
Barrick Gold Corp., 2.5%, 2018 (n)	360,000	334,066
Barrick International (Barbados) Corp., 5.75%, 2016 (z)	290,000	310,216
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	580,000	568,401
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	420,000	397,946
Glencore Funding LLC, FRN, 1.431%, 2016 (z)	680,000	662,666
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	1,530,000	1,577,367

		$4,451,682
Mortgage-Backed - 2.9%
Fannie Mae, 5.05%, 2016	$1,550,832	$1,665,843
Fannie Mae, 0.594%, 2015	1,786,901	1,778,811
Fannie Mae, 5.137%, 2016	498,424	538,799
Fannie Mae, 1.114%, 2017	870,000	862,510
Fannie Mae, 4.5%, 2024	1,438,567	1,529,775
Fannie Mae, 4%, 2025	149,782	161,081
Fannie Mae, 4.5%, 2025	587,288	624,667
Fannie Mae, TBA, 3%, 2028	750,000	769,424
Freddie Mac, 1.655%, 2016	228,564	231,785
Freddie Mac, 1.426%, 2017	272,000	272,297
Freddie Mac, 4%, 2025	842,736	888,632
Freddie Mac, 3.5%, 2026	1,053,938	1,103,571
Freddie Mac, 2.5%, 2028	2,042,000	2,039,445

		$12,466,640
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$1,400,000	$1,390,802

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Distribution - 0.2%
GDF Suez, 1.625%, 2017 (n)	$740,000	$730,017

Natural Gas - Pipeline - 0.9%
Energy Transfer Partners LP, 8.5%, 2014	$513,000	$539,588
Enterprise Products Operating LP, 3.7%, 2015	500,000	525,252
Enterprise Products Operating LP, 6.5%, 2019	930,000	1,107,969
Kinder Morgan Energy Partners LP, 5.125%, 2014	580,000	610,911
TransCanada PipeLines Ltd., FRN, 0.953%, 2016	1,190,000	1,195,468

		$3,979,188
Network & Telecom - 1.0%
AT&T, Inc., 0.8%, 2015	$1,430,000	$1,426,754
AT&T, Inc., 2.4%, 2016	160,000	165,375
AT&T, Inc., FRN, 0.66%, 2016	140,000	140,403
BellSouth Corp., 5.2%, 2014	390,000	408,678
France Telecom, 2.125%, 2015	700,000	711,427
Telecom Italia Capital, 5.25%, 2013	700,000	707,075
Verizon Communications, Inc., 0.7%, 2015	970,000	968,301

		$4,528,013
Oil Services - 0.1%
Noble Corp., 3.45%, 2015	$260,000	$270,372
Transocean, Inc., 2.5%, 2017	292,000	290,942

		$561,314
Oils - 0.1%
Phillips 66, 1.95%, 2015	$350,000	$355,603

Other Banks & Diversified Financials - 3.1%
American Express Centurion Bank, FRN, 0.725%, 2015	$500,000	$500,118
American Express Credit Corp., 2.8%, 2016	420,000	439,664
American Express Credit Corp., FRN, 1.374%, 2015	50,000	50,719
BB&T Corp., 2.05%, 2014	500,000	505,108
BB&T Corp., 1.45%, 2018	521,000	506,050
BBVA Senior Finance S.A. Unipersonal, FRN, 2.399%, 2014	400,000	402,090
Capital One Financial Corp., 2.15%, 2015	750,000	762,845
Capital One Financial Corp., FRN, 1.418%, 2014	580,000	583,855
Capital One Financial Corp., FRN, 0.913%, 2015	320,000	320,357
Danske Bank A.S., 3.75%, 2015 (n)	690,000	716,703
Groupe BPCE S.A., FRN, 1.515%, 2016	1,080,000	1,088,118
Intesa Sanpaolo S.p.A., 3.125%, 2016	640,000	634,481
Intesa Sanpaolo S.p.A., FRN, 2.673%, 2014 (n)	280,000	280,881
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	1,000,000	1,044,530
Nordea Bank AB, 1.75%, 2013 (n)	700,000	701,750
Skandinaviska Enskilda, 1.75%, 2018 (z)	480,000	469,697
SunTrust Banks, Inc., 3.5%, 2017	598,000	628,169
Svenska Handelsbanken AB, 2.875%, 2017	566,000	585,816
Svenska Handelsbanken AB, FRN, 0.721%, 2016	1,290,000	1,293,384
Swedbank AB, 2.125%, 2017 (n)	862,000	856,785
The Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.722%, 2016 (n)	550,000	550,841
Union Bank, 3%, 2016	280,000	292,845

		$13,214,806
Personal Computers & Peripherals - 0.1%
Hewlett-Packard Co., 2.625%, 2014	$610,000	$622,056

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 1.4%
AbbVie, Inc., FRN, 1.033%, 2015 (n)	$730,000	$736,693
Amgen, Inc., 2.3%, 2016	440,000	453,374
Bristol-Myers Squibb Co., 0.875%, 2017	1,087,000	1,058,261
Celgene Corp., 2.45%, 2015	532,000	548,007
Mylan, Inc., 1.8%, 2016 (n)	310,000	309,602
Sanofi, 1.2%, 2014	170,000	171,663
Sanofi, 1.25%, 2018	1,400,000	1,364,882
Sanofi, FRN, 0.585%, 2014	500,000	501,106
Teva Pharmaceutical Finance III, 1.7%, 2014	170,000	171,416
Teva Pharmaceutical Finance III, FRN, 1.175%, 2013	600,000	601,285
Watson Pharmaceuticals, Inc., 1.875%, 2017	330,000	325,226

		$6,241,515
Printing & Publishing - 0.4%
Pearson PLC, 4%, 2016 (n)	$1,000,000	$1,063,500
Thomson Reuters Corp., 0.875%, 2016	740,000	735,509

		$1,799,009
Real Estate - 0.7%
ERP Operating, REIT, 5.125%, 2016	$925,000	$1,018,154
HCP, Inc., REIT, 2.7%, 2014	810,000	817,259
Health Care REIT, Inc., 2.25%, 2018	264,000	260,667
Mack-Cali Realty LP, 2.5%, 2017	330,000	325,406
Simon Property Group, Inc., REIT, 6.1%, 2016	410,000	460,565
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	302,000	293,248

		$3,175,299
Retailers - 0.5%
AutoZone, Inc., 6.5%, 2014	$655,000	$671,530
Home Depot, Inc., 5.25%, 2013	660,000	671,627
Wesfarmers Ltd., 2.983%, 2016 (n)	300,000	313,049
Wesfarmers Ltd., 1.874%, 2018 (n)	421,000	412,433

		$2,068,639
Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc., 2%, 2016	$174,000	$178,412
Airgas, Inc., 2.95%, 2016	700,000	728,202
Ecolab, Inc., 2.375%, 2014	380,000	387,256
Ecolab, Inc., 1%, 2015	430,000	429,838

		$1,723,708
Supermarkets - 0.3%
Tesco PLC, 2%, 2014 (n)	$540,000	$547,284
Woolworths Ltd., 2.55%, 2015 (n)	600,000	619,438

		$1,166,722
Supranational - 0.7%
Council of Europe, 4.5%, 2014	$200,000	$207,544
European Investment Bank, 1.25%, 2013	1,170,000	1,171,439
International Bank for Reconstruction and Development, 0.5%, 2016	1,500,000	1,497,159

		$2,876,142
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 2016	$262,000	$268,934
American Tower Trust I, REIT, 1.551%, 2018 (n)	900,000	875,848

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Crown Castle Towers LLC, 4.523%, 2015 (n)	$625,000	$652,356
Crown Castle Towers LLC, 3.214%, 2015 (n)	310,000	318,041
Vodafone Group PLC, 4.15%, 2014	630,000	648,170

		$2,763,349
Tobacco - 0.8%
Altria Group, Inc., 8.5%, 2013	$500,000	$510,355
B.A.T. International Finance PLC, 8.125%, 2013 (n)	500,000	509,896
B.A.T. International Finance PLC, 1.4%, 2015 (n)	620,000	626,201
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	371,000	362,958
Lorillard Tobacco Co., 3.5%, 2016	370,000	386,666
Reynolds American, Inc., 1.05%, 2015	430,000	429,914
Reynolds American, Inc., 7.625%, 2016	385,000	449,147

		$3,275,137
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.25%, 2014 (n)	$250,000	$251,588
ERAC USA Finance Co., 1.4%, 2016 (n)	330,000	328,302
ERAC USA Finance Co., 2.75%, 2017 (n)	302,000	308,035

		$887,925
U.S. Government Agencies and Equivalents - 1.2%
Aid-Egypt, 4.45%, 2015	$1,270,000	$1,374,960
National Credit Union Administration, 1.4%, 2015	1,500,000	1,526,355
Private Export Funding Corp., 1.875%, 2018	1,120,000	1,126,934
Small Business Administration, 2.25%, 2021	973,271	1,001,722

		$5,029,971
U.S. Treasury Obligations - 2.3%
U.S. Treasury Notes, 2.75%, 2013 (f)	$10,000,000	$10,066,020

Utilities - Electric Power - 2.8%
American Electric Power Co., Inc., 1.65%, 2017	$398,000	$389,246
Dominion Resources, Inc., 1.95%, 2016	880,000	899,682
Duke Energy Corp., 6.3%, 2014	846,000	869,072
Duke Energy Corp., 1.625%, 2017	209,000	207,253
Duke Energy Indiana, Inc., FRN, 0.619%, 2016	370,000	369,788
Enel Finance International S.A., 6.25%, 2017 (n)	750,000	822,548
Exelon Generation Co. LLC, 5.35%, 2014	600,000	612,419
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	804,000	825,322
ITC Holdings Corp., 5.875%, 2016 (z)	470,000	523,905
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	1,175,000	1,183,961
Northeast Utilities, FRN, 1.022%, 2013	1,300,000	1,301,069
PG&E Corp., 5.75%, 2014	600,000	620,052
PPL WEM Holdings PLC, 3.9%, 2016 (n)	1,240,000	1,304,305
PSEG Power LLC, 2.75%, 2016	360,000	373,117
Southern Co., 2.375%, 2015	1,000,000	1,031,434
Virginia Electric and Power Co., 1.2%, 2018	700,000	685,336

		$12,018,509
Total Bonds		$274,457,336

Commodity-Linked Structured Notes (n)(x) - 29.7%
Bank of America Corp. - DJUBGRTR Linked, FRN, 0.192%, 2014	$6,000,000	$5,452,471
Bank of America Corp. - DJUBSTR Linked, FRN, 0.191%, 2014	2,500,000	1,847,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commodity-Linked Structured Notes (n)(x) - continued
Bank of America Corp. - DJUBSF3 Linked, FRN, 0.195%, 2014	$3,500,000	$2,390,325
Canadian Imperial Bank of Commerce - DJUBINTR Linked, FRN, 0.069%, 2014	8,000,000	7,578,516
Canadian Imperial Bank of Commerce - DJUBLITR Linked, FRN, 0.102%, 2014	3,000,000	2,852,082
Canadian Imperial Bank of Commerce - DJUBSTR Linked, FRN, 0.092%, 2014	3,000,000	3,011,903
Citigroup, Inc., FRN - DJUBPRTR Linked, FRN, 0.024%, 2014	8,500,000	9,925,532
Credit Suisse Group AG - DJUBGRTR Linked, FRN, 0.041%, 2014	7,000,000	5,860,750
Credit Suisse Group AG - DJUBSTR Linked, FRN, 0.045%, 2014	13,500,000	9,040,436
Deutsche Bank AG London - DJUBEN3T Linked, FRN, 0%, 2014	5,000,000	5,428,961
Deutsche Bank AG London - DJUBEN3T Linked, FRN, 0%, 2014	3,000,000	2,635,432
Deutsche Bank AG London - DJUBGRTR Linked, FRN, 0%, 2014	3,000,000	2,046,967
Deutsche Bank AG London - DJUBSTR Linked, FRN, 0%, 2013	8,000,000	5,009,488
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 0%, 2013	3,500,000	3,328,216
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 0.064%, 2014	3,300,000	3,576,330
Goldman Sachs Group, Inc. - DJUBSF3 Linked, FRN, 0.078%, 2014	9,000,000	7,777,513
JPMorgan Chase Bank N.A. - DJUBEN3T Linked, FRN, 0.176%, 2014	2,000,000	2,024,995
JPMorgan Chase Bank N.A. - DJUBSF2T Linked, FRN, 0.174%, 2014	5,950,000	4,445,312
JPMorgan Chase Bank N.A. - DJUBPRTR Linked, FRN, 0.086%, 2014	2,000,000	1,880,259
JPMorgan Chase Bank N.A. - DJUBENTR Linked, FRN, 0.091%, 2014	8,000,000	7,691,028
JPMorgan Chase Bank N.A. - DJUBSOTR Linked, FRN, 0.175%, 2014	2,000,000	1,301,460
Morgan Stanley - DJUBENTR Linked, FRN, 0.09%, 2014	5,400,000	5,302,043
Morgan Stanley - DJUBGRTR Linked, FRN, 0.09%, 2014	5,000,000	4,153,040
Morgan Stanley - DJUBINTR Linked, FRN, 0.09%, 2014	2,600,000	2,373,836
Morgan Stanley - DJUBLITR Linked, FRN, 0.09%, 2014	3,000,000	3,302,003
Morgan Stanley - DJUBSF3 Linked, FRN, 0.09%, 2014	4,500,000	3,906,377
UBS AG - DJUBEN3T Linked, FRN, 0.032%, 2014	7,500,000	7,343,255
UBS AG - DJUBENTR Linked, FRN, 0.027%, 2014	3,000,000	2,678,845
UBS AG - DJUBGRTR Linked, FRN, 0.125%, 2014	2,500,000	1,784,928
UBS AG DJUBSF2T Linked, FRN, 0.125%, 2014	4,000,000	2,653,137
Total Commodity-Linked Structured Notes		$128,603,268

Money Market Funds - 6.5%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	28,195,626	$28,195,626
Total Investments		$431,256,230

Other Assets, Less Liabilities - 0.4%		1,882,059
Net Assets - 100.0%		$433,138,289

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $213,521,510 representing 49.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Honda Finance Corp., FRN, 0.647%, 2016	5/22/13	$700,000	$699,710
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019	5/11/11	147,214	154,442
Babson Ltd., CLO, “A1”, FRN, 0.516%, 2019	3/13/13	252,064	252,073
Barrick International (Barbados) Corp., 5.75%, 2016	7/17/13	310,589	310,216
Chesapeake Funding LLC, “A”, FRN, 1.941%, 2021	8/9/12	39,519	39,235
Chesapeake Funding LLC, “A”, FRN, 0.944%, 2023	5/10/12	993,343	996,369
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	249,976	252,634
DNB Bank A.S.A., 3.2%, 2017	5/8/13	1,204,800	1,182,239
Daimler Finance North America LLC, 1%, 2016	7/24/13	480,000	480,424
GE Equipment Small Ticket LLC, “A2”, 0.73%, 2016	7/24/13	919,904	919,138
Glencore Funding LLC, FRN, 1.431%, 2016	5/22/13	680,000	662,666
HSBC Bank PLC, FRN, 0.915%, 2018	5/8/13	994,000	993,537
Hyundai Auto Lease Securitization Trust 2013,“A2” , 0.51%, 2015	2/27/13	1,199,969	1,198,536
ITC Holdings Corp., 5.875%, 2016	7/9/13	527,468	523,905
Kingdom of Sweden, 1%, 2018	2/20/13	1,097,843	1,076,570
Kingsland III Ltd., “A1”, CDO, FRN, 0.488%, 2021	6/14/13	620,037	618,302
LeasePlan Corp. N.V., 2.5%, 2018	5/7/13	403,187	392,669
Metropolitan Life Global Funding I, 0.797%, 2016	7/11/13	980,000	979,725
Nederlandse Waterschapsbank N.V., 0.75%, 2016	3/19/13	229,843	229,344
Nordea Bank AB, FRN, 0.735%, 2016	5/7/13	1,000,000	1,001,102
Santander U.S. Debt S.A.U., 3.724%, 2015	3/19/13	404,823	406,338
Skandinaviska Enskilda, 1.75%, 2018	3/13/13	477,434	469,697
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	566,143	546,851
Total Restricted Securities			$14,385,722
% of Net assets			3.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DJUBEN3T	Dow Jones-UBS Energy Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on crude oil, heating oil, natural gas and unleaded gasoline.
DJUBENTR	Dow Jones-UBS Energy Sub-Index Total Return, this index is composed of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBINTR	Dow Jones-UBS Industrial Metals Sub-Index Total Return, this index is composed of futures contracts on aluminum, copper, nickel and zinc.
DJUBLITR	Dow Jones-UBS Livestock Sub-Index Total Return, this index is composed of futures contracts on live cattle and lean hogs.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index is composed of futures contracts on gold and silver.
DJUBSF2T	Dow Jones-UBS Commodity Index 2 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
DJUBSF3	Dow Jones-UBS Commodity Index 3 Month Forward, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
DJUBSOTR	Dow Jones-UBS Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
DJUBSTR	Dow Jones-UBS Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/13

Futures Contracts Outstanding at 7/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	75	$9,102,539	September - 2013	$85,870

At July 31, 2013, the fund had liquid securities with an aggregate value of $71,469 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$15,095,991	$—	$15,095,991
Non-U.S. Sovereign Debt	—	32,465,410	—	32,465,410
Municipal Bonds	—	1,390,802	—	1,390,802
U.S. Corporate Bonds	—	96,321,152	—	96,321,152
Residential Mortgage-Backed Securities	—	12,466,640	—	12,466,640
Commercial Mortgage-Backed Securities	—	3,021,033	—	3,021,033
Asset-Backed Securities (including CDOs)	—	24,837,127	—	24,837,127
Foreign Bonds	—	88,859,181	—	88,859,181
Commodity Linked Structured Notes	—	128,603,268	—	128,603,268
Mutual Funds	28,195,626	—	—	28,195,626
Total Investments	$28,195,626	$403,060,604	$—	$431,256,230

Other Financial Instruments
Futures Contracts	$85,870	$—	$—	$85,870

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily, is recorded on the Statement of Assets and Liabilities. The daily change in value is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$451,189,270
Gross unrealized appreciation	4,388,610
Gross unrealized depreciation	(24,321,650)
Net unrealized appreciation (depreciation)	$(19,933,040)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,744,992	43,271,085	(37,820,451)	28,195,626

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,080	$28,195,626

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.